Intangible assets, Net	12 Months Ended
Dec. 31, 2015
Intangible assets, Net [Abstract]
Intangible assets, Net

7. Intangible assets, Net

Intangible assets, net, consist of the following:

	As of December 31
	2014	2015
	RMB	RMB

Internally developed software	21,768	33,624
Trademark	549	685

Accumulated amortization	(7,649)	(14,181)

Intangible assets, net	14,668	20,128

Amortization expenses for intangible assets were RMB2,278, RMB4,542 and RMB6,532 for the years ended December 31, 2013, 2014 and 2015, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB8,900, RMB6,840, RMB3,898, RMB46 and RMB45.